OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Other Investments Purchase Deposits And Notes Receivable
Balance at beggining, Other investments
Additions due to purchase of first option to acquire 44% of ABCO	1,257,142
Purchase price for the second option to acquire an additional 26% of ABCO	722,858
Equity method adjustments	(169,638)
Balance at ending, Other investments	$ 1,810,363